Shareholder Report, Line Graph (Details) - USD ($)				4 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2022	Sep. 09, 2020	Aug. 16, 2018	Nov. 30, 2014	Nov. 30, 2014	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
C000202991
Account Value [Line Items]
Line Graph and Table Measure Name						Adler Value Fund - Institutional Class
Account Value			$ 10,000			$ 17,702	$ 13,822	$ 14,835	$ 15,113	$ 12,401	$ 10,975	$ 10,080
C000221442
Account Value [Line Items]
Line Graph and Table Measure Name						Evolutionary Tree Innovators Fund - I Class Shares
Account Value		$ 10,000				$ 11,470	8,363	6,657	13,235	12,440
C000234765
Account Value [Line Items]
Line Graph and Table Measure Name	Evolutionary Tree Innovators Fund - A Class Shares
Account Value	$ 9,427					11,404	8,333	6,651
C000182952
Account Value [Line Items]
Line Graph and Table Measure Name				Kempner Multi-Cap Deep Value Fund - Institutional Class
Account Value				$ 500,000	$ 500,000	1,021,579	785,361	773,215	780,211	630,692	637,495	591,897	$ 570,876	$ 503,193	$ 461,699
C000182953
Account Value [Line Items]
Line Graph and Table Measure Name				Kempner Multi-Cap Deep Value Fund - Investor Class
Account Value				$ 10,000	$ 10,000	19,940	15,362	15,176	15,328	12,429	12,597	11,713	11,326	10,020	9,205
C000130673
Account Value [Line Items]
Line Graph and Table Measure Name					Wavelength Fund
Account Value				$ 10,000	$ 10,000	13,334	12,005	11,680	12,952	12,646	11,737	10,578	10,598	9,980	9,519
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000			23,592	17,620	15,478	17,048	13,327	11,347	9,772
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000				18,932	14,140	12,421	13,681	10,695
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000					14,399	10,754	9,447
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index
Account Value				$ 500,000	500,000	1,303,771	1,019,940	902,735	1,012,685	831,589	726,154	634,024	633,155	512,026	496,377
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index
Account Value				$ 10,000	$ 10,000	26,075	20,399	18,055	20,254	16,632	14,523	12,680	12,663	10,241	9,928
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Account Value				$ 10,000	$ 10,000	11,633	10,884	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value			$ 10,000			20,821	16,376	14,715	13,936	11,540	11,427	9,867
S&P 1000 Value TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value			$ 9,997			17,468	13,270	13,548	13,234	9,976	10,010	9,302
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value				$ 500,000	500,000	1,399,669	1,100,896	989,188	936,862	775,783	768,215	663,313	648,645	557,510	495,281
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value				$ 10,000	$ 10,000	27,993	22,018	19,784	18,737	15,516	15,364	13,266	12,973	11,150	9,906
S&P/BGCantor US Treasury Bill 0-3 Index TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					S&P/BGCantor 0-3 Month U.S. Treasury Bill Index
Account Value				$ 10,000	$ 10,000	$ 11,856	$ 11,248	$ 10,710	$ 10,586	$ 10,581	$ 10,509	$ 10,277	$ 10,101	$ 10,025	$ 10,001